Statements of Changes in Stockholders' Deficit - USD ($)	Series B Convertible Preferred Stock [Member]	Series C-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 25	$ 50	$ 12,101	$ 115,018,023	$ (114,516,772)	$ 513,427
Balance, Shares at Dec. 31, 2017	25,877	50,004	12,101,462
Conversion of Series B Convertible Preferred Stock to common stock	$ (25)		$ 173	(148)
Conversion of Series B Convertible Preferred Stock to common stock, Shares	(25,877)		172,513
Conversion of Series C-1 Convertible Preferred stock to common stock		$ (21)	$ 137	(116)
Conversion of Series C-1 Convertible Preferred stock to common stock, shares		(20,590)	137,266
Cashless warrant exercise			$ 9	(9)
Cashless warrant exercise, Shares			8,961
Warrant exercise			$ 95	56,905		57,000
Warrant exercise, shares			94,999
Net loss					(826,420)	(826,420)
Balance at Dec. 31, 2018		$ 29	$ 12,515	115,074,655	(115,343,192)	(255,993)
Balance, Shares at Dec. 31, 2018		29,414	12,515,201
Warrant exercise			$ 725	227,645		228,370
Warrant exercise, shares			725,564
Net loss					(258,499)	(258,499)
Balance at Mar. 31, 2019		$ 29	$ 13,240	115,302,300	(115,601,691)	(286,122)
Balance, Shares at Mar. 31, 2019		29,414	13,240,765
Balance at Dec. 31, 2018		$ 29	$ 12,515	115,074,655	(115,343,192)	(255,993)
Balance, Shares at Dec. 31, 2018		29,414	12,515,201
Common stock issued including equity commitment fee, net			$ 4,642	1,157,358		1,162,000
Common stock issued including equity commitment fee, net, shares			4,642,108
Conversion of convertible notes			$ 1,931	216,040		217,971
Conversion of convertible notes, Shares			1,931,788
Beneficial conversion features associated with convertible notes payable				104,493		104,493
Fractional shares adjusted for reverse split			$ 17	(17)
Fractional shares adjusted for reverse split, shares			16,860
Warrant exercise			$ 725	227,645		228,370
Warrant exercise, shares			725,564
Net loss					(1,640,601)	(1,640,601)
Balance at Dec. 31, 2019		$ 29	$ 19,830	116,780,174	(116,983,793)	(183,760)
Balance, Shares at Dec. 31, 2019		29,414	19,831,521
Common stock issued including equity commitment fee, net			$ 6,187	406,824		413,011
Common stock issued including equity commitment fee, net, shares			6,186,633
Net loss					(370,271)	(370,271)
Balance at Mar. 31, 2020		$ 29	$ 26,017	$ 117,186,998	$ (117,354,064)	$ (141,020)
Balance, Shares at Mar. 31, 2020		29,414	26,018,154